Cash, Cash Equivalents and Investments	12 Months Ended
Feb. 29, 2016
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Investments

CASH, CASH EQUIVALENTS AND INVESTMENTS

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use in pricing the asset or liability, such as inherent risk, non-performance risk and credit risk. The Company applies the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:

•	Level 1 - Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

•
Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3 - Significant unobservable inputs which are supported by little or no market activity.
The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The components of cash, cash equivalents and investments by fair value level as at February 29, 2016 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$603	$—	$—	—	$603	$600	$—	$—	$3
Other investments	52	—	—	—	52	—	—	52	—
	655	—	—	—	655	600	—	52	3
Level 1:
Auction rate securities	10	1	—	(1)	10	—	10	—	—

Level 2:
Term deposits, certificates of deposits, and GICs	122	—	—	—	122	—	75	—	47
Bankers’ acceptances	73	—	—	—	73	73	—	—	—
Commercial paper	402	—	—	—	402	104	298	—	—
Non-U.S. promissory notes	175	—	—	—	175	65	110	—	—
U.S. government sponsored enterprise notes	104	—	—	—	104	—	104	—	—
Non-U.S. government sponsored enterprise notes	232	—	—	—	232	—	232	—	—
Non-U.S. treasury bills/notes	395	—	—	—	395	115	280	—	—
U.S. treasury bills/notes	435	—	—	—	435	—	311	124	—
	1,938	—	—	—	1,938	357	1,410	124	47
Level 3:
Corporate notes/bonds	2	—	—	—	2	—	—	2	—
Auction rate securities	21	2	—	(4)	19	—	—	19	—
	23	2	—	(4)	21	—	—	21	—
	$2,626	$3	$—	$(5)	$2,624	$957	$1,420	$197	$50

The components of cash, cash equivalents and investments by fair value level as at February 28, 2015 were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments	Restricted Cash
Bank balances	$765	$—	$—	$—	$765	$765	$—	$—	$—
Other investments	66	—	—	—	66	—	—	66	—
	831	—	—	—	831	765	—	66	—
Level 1:
Money market funds	1	—	—	—	1	1	—	—	—
Level 2:
Term deposits, certificates of deposits, and GICs	218	1	—	—	219	76	84	—	59
Commercial paper	710	—	—	—	710	240	470	—	—
Non-U.S. promissory notes	100	—	—	—	100	—	100	—	—
Non-U.S. government sponsored enterprise notes	49	—	—	—	49	—	49	—	—
U.S. government sponsored enterprise notes	149	—	—	—	149	—	149	—	—
Non-U.S. treasury bills/notes	244	—	—	—	244	151	93	—	—
U.S. treasury bills/notes	915	—	—	—	915	—	705	210	—
Corporate notes/bonds	8	—	—	—	8	—	8	—	—
	2,393	1	—	—	2,394	467	1,658	210	59
Level 3:
Corporate notes/bonds	3	—	—	—	3	—	—	3	—
Auction rate securities	41	2	—	(6)	37	—	—	37	—
	44	2	—	(6)	40	—	—	40	—
	$3,269	$3	$—	$(6)	$3,266	$1,233	$1,658	$316	$59

As at February 29, 2016, the Company’s other investments consisted of cost method investments of $52 million (February 28, 2015 - $52 million) and equity method investments of nil (February 28, 2015 - $14 million). During the fiscal year ended February 28, 2015, the Company received a distribution of proceeds out of one of its equity method investments in the amount of approximately $134 million and recorded investment income of $115 million (pre-tax and after-tax).
The Company has restricted cash, consisting of cash and securities pledged as collateral to major banking partners in support of the Company’s requirements for letters of credit. These letters of credit support certain leasing arrangements entered into in the ordinary course of business, for terms ranging from one month to eight years. The Company is legally restricted from accessing these funds during the term of the leases for which the letters of credit have been issued; however, the Company can continue to invest the funds and receive investment income thereon.
During the year ended February 29, 2016, the Company recognized realized gains on available-for-sale securities of $1 million (year ended February 28, 2015 - $6 million, year ended March 1, 2014 - nil). The Company has not recognized any realized losses on available-for-sale securities in the last three years.
The contractual maturities of available-for-sale investments as at February 29, 2016 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$1,822	$1,823
Due in one to five years	127	127
Due after five years	17	19
	$1,966	$1,969

As at February 29, 2016 and February 28, 2015, the Company had no investments with continuous unrealized losses.
The Company engages in limited securities lending to generate fee income. Collateral, which exceeds the market value of the loaned securities, is retained by the Company until the underlying security has been returned to the Company. As at February 29, 2016, the Company had no loaned securities (February 28, 2015 - loaned securities with a market value of $85 million).
Auction rate securities which have been publicly called at par were valued at par and considered short term investments on the consolidated balance sheets as at February 29, 2016. For the other auction rate securities, the Company used a multi-year investment horizon and considered the underlying risk of the securities and the current market interest rate environment. The Company has the ability and intent to hold these securities until such time that market liquidity returns to normal levels, and does not consider the principal or interest amounts on these securities to be materially at risk. As there is uncertainty as to when market liquidity for auction rate securities will return to normal, the Company has classified the auction rate securities as long-term investments on the consolidated balance sheets as at February 29, 2016 and February 28, 2015.